Bank credit lines and loan facilities - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 29, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 4,076,213				$ 4,701,213
Less current portion of long-term debt	(130,150)				(55,150)
Total long-term debt	3,946,063				4,646,063
Less debt issuance costs and debt discount	(34,541)				(47,026)
Total long-term debt, net	$ 3,911,522				$ 4,599,037
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate	7.75%				7.09%	1.00%
Total debt	$ 3,501,213				$ 4,201,213
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	2.88%				2.88%	2.875%
Total debt	$ 500,000				$ 500,000
Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Debt instrument, interest rate		6.68%	6.25%	6.17%
Line of credit facility, interest rate at period end	6.68%
Total debt	$ 75,000				$ 0